Common Stock (Details Narrative) (USD $)	0 Months Ended
Jul. 10, 2013
Company Controlled By President [Member]
Stock issued during period to settle related party debt, shares	680,000
Stock issued during period to settle related party debt	$ 170,000
Gain on settlement of debt	102,000
Chief Financial Officer [Member]
Stock issued during period to settle related party debt, shares	554,000
Stock issued during period to settle related party debt	138,500
Gain on settlement of debt	$ 83,100